TAXATION	12 Months Ended
Dec. 31, 2020
TAXATION
TAXATION

20.         TAXATION

(a)  Deferred income taxes

Deferred income taxes are presented on the statement of financial position as follows:

	December 31,	December 31,
	2020	2019
Deferred income tax asset	$15,737	$10,051
Deferred income tax liability	(142,750)	(62,086)
Net deferred income tax liability	$(127,013)	$(52,035)

The tax effects of temporary differences between amounts recorded in the Company’s accounts and the corresponding amounts as computed for income tax purposes gives rise to a net deferred tax liability as follows:

	December 31,	December 31,
	2020	2019
Tax loss carry forwards	$85,679	$78,654
Investment tax credits	6,555	6,545
Other	3,942	6,569
Financing costs	1,111	2,431
Inventories	(430)	(675)
Long term debt	(3,531)	(6,061)
Provincial mining tax attributes	(21,892)	(15,107)
Mineral interests	(198,447)	(124,391)
	$(127,013)	$(52,035)

Deductible temporary differences for which no deferred income tax assets are recognized are as follows:

	December 31,	December 31,
	2020	2019
Provincial mining tax attributes	$25,956	$21,239
Decommissioning and restoration provision	25,956	21,239
Other	68	68
	$51,980	$42,546

The Company has tax losses in Canada of approximately $317,329 (2019 - $291,312) expiring in various amounts from 2030 to 2040. The Company also has investment tax credits totaling approximately $8,979 (2019 - $8,965).

The Company has deductible temporary differences for which no deferred income tax assets have been recognized of $51,980 (2019 - $42,546). A deferred income tax asset has not been recognized in respect of these differences, as it is not probable that sufficient future taxable earnings will be available in the periods when deductions from such potential assets will be realized.

(b)  Income tax expense

The Company’s income tax expense is comprised of the following:

	For the year ended
	December 31,	December 31,
	2020	2019
Current income tax expense	$6,382	$4,561
Deferred income tax expense	75,081	36,799
	$81,463	$41,360

The provision for income taxes differs from the amount calculated using the Canadian federal and provincial statutory income tax rates of 27.0% (2019 – 27.0%) as follows:

	For the year ended
	December 31,	December 31,
	2020	2019
Expected tax expense	$11,617	$22,215
Change in unrecognized temporary differences	1,274	619
Impact of initial recognition exemption on sale of Snowfield	52,256	—
Impact of foreign exchange on CAD denominated tax attributes	(1,417)	(6,305)
Non-deductible settlement of offtake obligation	—	7,821
Non-temporary differences and other	481	903
Provincial mining taxes	17,094	15,398
Share-based compensation expense	158	709
	$81,463	$41,360